Deferred charges, net (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Charges Net
Deferred charges, net (Table)

Dry - docking Costs
As of January 1, 2021	$22,951
Additions	23,704
Amortization	(9,004)
Write - off	(22)
As of December 31, 2021	$37,629
Additions	30,105
Amortization	(13,071)
As of December 31, 2022	$54,663
Additions	38,341
Amortization	(19,284)
As of December 31, 2023	$73,720